As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  September 30, 2011

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	COMMON STOCKS - 96.97%	Value
	Activities Related to Credit Intermediation - 1.96%
37,960	Starwood Property Trust, Inc.	$651,394
	Aerospace Product and Parts Manufacturing - 1.98%
9,350	United Technologies Corp.	657,866
	Agencies, Brokerages, and Other Insurance Related Activities - 1.66%
24,285	Principal Financial Group, Inc.	550,541
	Basic Chemical Manufacturing - 1.70%
6,025	Praxair, Inc.	563,217
	Beverage Manufacturing - 2.10%
11,225	PepsiCo, Inc.	694,828
	Communications Equipment Manufacturing - 4.47%
46,385	Cisco Systems, Inc.	718,504
15,740	QUALCOMM, Inc.	765,436
		1,483,940
	Computer and Peripheral Equipment Manufacturing - 5.31%
2,505	Apple, Inc. (a)	954,856
4,600	International Business Machines Corp.	805,138
		1,759,994
	Computer Systems Design and Related Services - 2.20%
10,670	Cerner Corp. (a)	731,108
	Couriers and Express Delivery Services - 1.79%
8,775	FedEx Corp.	593,892
	Data Processing, Hosting, and Related Services - 1.99%
12,975	Fiserv, Inc. (a)	658,741
	Depository Credit Intermediation - 5.71%
19,680	JPMorgan Chase & Co.	592,761
20,585	State Street Corp.	662,014
26,525	Wells Fargo & Co.	639,783
		1,894,558
	Electric Lighting Equipment Manufacturing - 1.76%
12,685	Cooper Industries PLC (b)	585,032
	Electric Power Generation, Transmission and Distribution - 1.73%
18,685	Black Hills Corp.	572,508
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.72%
37,385	General Electric Co.	569,747
	Full-Service Restaurants - 2.11%
11,715	Buffalo Wild Wings, Inc. (a)	700,557
	Grain and Oilseed Milling - 1.97%
26,340	Archer-Daniels-Midland Co.	653,495
	Health and Personal Care Stores - 1.75%
12,380	Medco Health Solutions, Inc. (a)	580,498
	Insurance Carriers - 1.41%
16,895	StanCorp Financial Group, Inc.	465,795
	Jewelry, Luggage, and Leather Goods Stores - 1.38%
12,975	Blue Nile, Inc. (a)	457,758
	Management of Companies and Enterprises - 1.69%
41,585	Morgan Stanley	561,398
	Medical and Diagnostic Laboratories - 1.82%
7,650	Laboratory Corporation of America Holdings (a)	604,732
	Medical Equipment and Supplies Manufacturing - 3.43%
7,805	3M Co.	560,321
7,880	Becton, Dickinson & Co.	577,762
		1,138,083
	Motor Vehicle Manufacturing - 3.36%
46,810	Ford Motor Co. (a)	452,653
19,600	PACCAR, Inc.	662,872
		1,115,525
	Natural Gas Distribution - 2.02%
12,985	Sempra Energy	668,728
	Newspaper, Periodical, Book, and Directory Publishers - 2.19%
17,735	McGraw-Hill Companies, Inc.	727,135
	Oil and Gas Extraction - 4.88%
13,590	Baker Hughes, Inc.	627,315
9,160	Devon Energy Corp.	507,830
22,350	Marathon Oil Corp.	482,313
		1,617,458
	Other Electrical Equipment and Component Manufacturing - 1.89%
9,455	Energizer Holdings, Inc. (a)	628,190
	Other Information Services - 2.31%
1,490	Google, Inc. - Class A (a)	766,426
	Other Investment Pools and Funds - 1.66%
49,305	Redwood Trust, Inc.	550,737
	Other Telecommunications - 1.21%
14,915	NII Holdings, Inc. (a)	401,959
	Petroleum and Coal Products Manufacturing - 4.42%
7,750	Chevron Corp.	717,030
10,295	Exxon Mobil Corp.	747,726
		1,464,756
	Pharmaceutical and Medicine Manufacturing - 3.57%
10,355	Amgen, Inc. (a)	569,007
15,840	Gilead Sciences, Inc. (a)	614,592
		1,183,599
	Residential Building Construction - 1.46%
53,470	D.R. Horton, Inc.	483,369
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 1.90%
15,740	E.I. du pont de Nemours & Co.	629,128
	Scientific Research and Development Services - 1.60%
20,675	Pharmaceutical Product Development, Inc.	530,521
	Semiconductor and Other Electronic Component Manufacturing - 1.50%
92,420	Applied Micro Circuits Corp. (a)	496,295
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.23%
16,735	Church & Dwight Co., Inc.	739,687
	Software Publishers - 3.81%
14,015	Intuit (a)	664,871
13,660	MICRO Systems, Inc. (a)	599,811
		1,264,682
	Support Activities for Mining - 1.56%
12,833	Ensco PLC - ADR	518,838
	Wired Telecommunications Carriers - 3.76%
10,190	Time Warner Cable, Inc.	638,607
16,535	Verizon Communications, Inc.	608,488
		1,247,095

	TOTAL COMMON STOCKS (Cost $32,839,288)	32,163,810

Shares	SHORT-TERM INVESTMENTS - 3.62%	Value
1,200,065	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	1,200,065
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,200,065)	1,200,065

	TOTAL INVESTMENTS IN SECURITIES (Cost $34,039,353) - 100.59%	33,363,875
	Liabilities in Excess of Other Assets - (0.59)%	(196,261)
	NET ASSETS - 100.00%	$33,167,614

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of September 30, 2011.
ADR - American Despositary Receipt

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$700,557	$-	$-	$700,557
Construction	483,369	-	-	483,369
Finance and Insurance	4,113,025	-	-	4,113,025
Healthcare and Social Assistance	604,731	-	-	604,731
Information	5,066,039	-	-	5,066,039
Management of Companies and Enterprises	561,398			561,398
Manufacturing	14,421,689	-	-	14,421,689
Mining	1,508,982	-	-	1,508,982
Professional, Scientific, and Technical Services	1,830,636	-	-	1,830,636
Retail Trade	1,038,256	-	-	1,038,256
Transportation and Warehousing	593,892	-	-	593,892
Utilities	1,241,236	-	-	1,241,236
Total Common Stocks	32,163,810	-	-	32,163,810
Short-Term Investments	1,200,065	-	-	1,200,065
Total Investments in Securities	$33,363,875	$-	$-	$33,363,875

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2011, the end of the reporting period. The Fund recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended September 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$34,052,794

Gross unrealized appreciation	$3,502,954
Gross unrealized depreciation	(4,191,873)
Net unrealized depreciation	$(688,919)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 11/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                                  Douglas G. Hess, President

Date 11/21/11

By (Signature and Title)*/s/ Cheryl L. King
                                                  Cheryl L. King, Treasurer

Date 11/21/11

* Print the name and title of each signing officer under his or her signature.